SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Revenue from contracts with customers (a)	$ 92,965	$ 101,980	$ 90,435
Revenue from other sources	0	0	0
Total revenue	$ 92,965	$ 101,980	$ 90,435